Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	The Company did not grant any new stock options or restricted stock units to directors or named executive officers during the fiscal year ended June 30, 2025.
Award Timing Predetermined [Flag]	false